Average Annual Total Returns - BlackRock Capital Appreciation Portfolio	Apr. 30, 2021
Russell 1000 Growth Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	38.49%
5 Years	20.99%
10 Years	17.21%
Class A
Average Annual Return:
1 Year	40.66%
5 Years	20.74%
10 Years	15.29%
Class B
Average Annual Return:
1 Year	40.31%
5 Years	20.44%
10 Years	15.01%
Class E
Average Annual Return:
1 Year	40.44%
5 Years	20.55%
10 Years	15.12%